Note 9 - Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
9.	Related party transactions and balances

(a)	Compensation of key management personnel

Key management includes members of the Board, the President and Chief Executive Officer, the Chief Financial Officer, Vice President Operations & Projects, and the Vice President, Corporate Development. The net aggregate compensation paid or payable to key management for services after recovery from Azucar Minerals Ltd. and Almadex Minerals Ltd. (Note
9
(b)) is as follows:

	December 31,	December 31,	December 31,
	2018	2017	2016

Salaries and benefits	$952,079	$813,400	$755,475
Share-based payments	1,090,540	2,216,170	1,537,060
Directors’ fees	70,000	70,000	41,000
	$2,112,619	$3,099,570	$2,333,535

(b)	Almadex Minerals Ltd (“Almadex”)

Effective
August 1, 2015,
the Company recovers a portion of expenses from Azucar pursuant to an administrative services agreement between the Company and Azucar.

Effective
May 18, 2018,
the Company also recovers a portion of expenses from Almadex pursuant to the administrative service agreements between the Company and Almadex.

During the year ended
December 31, 2018,
the Company received
$542,657
(
2017
-
$499,798;
2016
-
$464,498
) from Azucar for administrative services fees included in other income and received
$243,260
(
2017
-
$Nil;
2016
-
$Nil
) from Almadex for administrative services fees included in other income.

At
December 31, 2018,
included in accounts receivable is
$170,181
(
2017
-
$195,551
) due from Azucar and
$116,268
(
2017
-
$Nil
) due from Almadex in relation to expenses recoveries.

At
December 31, 2018,
the Company accrued
$37,533
(
2017
-
$153,038
) payable to Almadex for drilling equipment rental services in Mexico.

(c)	Other related party transactions

During the year ended
December 31, 2018,
the Company employed the Chairman’s daughter for a salary of
$48,800
less statutory deductions (
2017
-
$43,800;
2016
-
$38,800
) for marketing and administrative services provided to the Company.